Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loan Servicing
Balance at beginning of year	$ 939,577	$ 1,004,948
Mortgage servicing rights capitalized	292,654	114,580
Mortgage servicing rights amortized	(256,435)	(179,951)
Change in valuation allowance	(53,650)	0
Balance at end of period	$ 922,146	$ 939,577